BOND PAYABLE (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Bond Payable Due September 4, 2016 [Member] USD ($)	Dec. 31, 2014 Bond Payable Due September 4, 2016 [Member] CNY	Dec. 31, 2013 Bond Payable Due September 4, 2016 [Member] USD ($)
BOND PAYABLE [Abstract]
Interest expense, long term bank loans	$ 610,571
Debt Instrument [Line Items]
Issuance date				Sep. 04, 2014	Sep. 04, 2014
Repayment date				Sep. 04, 2016	Sep. 04, 2016
Annual rate				10.75%	10.75%
Total bond payable	15,972,837			15,972,837
Borrow amount					100,000,000